Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

December 31, 2019

F20-QTLY-0220
1.811330.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/27/20 to 3/26/20 (a)
(Cost $6,081,327)	6,100,000	6,082,059
	Shares	Value

Domestic Equity Funds - 29.9%
Fidelity Series All-Sector Equity Fund (b)	28,493,277	$295,475,278
Fidelity Series Blue Chip Growth Fund (b)	34,217,377	514,287,179
Fidelity Series Commodity Strategy Fund (b)	199,726,114	950,696,302
Fidelity Series Growth Company Fund (b)	58,550,818	1,039,277,023
Fidelity Series Intrinsic Opportunities Fund (b)	73,469,948	1,271,030,095
Fidelity Series Large Cap Stock Fund (b)	70,417,659	1,115,415,712
Fidelity Series Large Cap Value Index Fund (b)	24,023,160	316,865,483
Fidelity Series Opportunistic Insights Fund (b)	31,590,033	571,779,596
Fidelity Series Small Cap Discovery Fund (b)	12,710,383	147,948,864
Fidelity Series Small Cap Opportunities Fund (b)	32,684,611	457,584,558
Fidelity Series Stock Selector Large Cap Value Fund (b)	67,800,744	862,425,466
Fidelity Series Value Discovery Fund (b)	45,038,389	612,071,703
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,997,034,367)		8,154,857,259

International Equity Funds - 24.8%
Fidelity Series Canada Fund (b)	15,979,447	180,407,955
Fidelity Series Emerging Markets Fund (b)	23,445,933	228,832,304
Fidelity Series Emerging Markets Opportunities Fund (b)	101,189,147	2,087,532,097
Fidelity Series International Growth Fund (b)	95,259,930	1,668,953,975
Fidelity Series International Small Cap Fund (b)	20,142,535	348,667,273
Fidelity Series International Value Fund (b)	159,212,027	1,576,199,068
Fidelity Series Overseas Fund (b)	62,383,229	672,491,206
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,236,157,061)		6,763,083,878

Bond Funds - 36.9%
Fidelity Series Emerging Markets Debt Fund (b)	17,744,022	170,342,609
Fidelity Series Floating Rate High Income Fund (b)	3,683,973	34,260,948
Fidelity Series High Income Fund (b)	20,333,004	194,993,506
Fidelity Series Inflation-Protected Bond Index Fund (b)	187,152,026	1,880,877,859
Fidelity Series International Credit Fund (b)	1,978,505	19,943,326
Fidelity Series Investment Grade Bond Fund (b)	600,230,128	6,944,662,585
Fidelity Series Long-Term Treasury Bond Index Fund (b)	76,830,589	676,877,487
Fidelity Series Real Estate Income Fund (b)	11,603,853	129,150,886
TOTAL BOND FUNDS
(Cost $9,833,579,377)		10,051,109,206

Short-Term Funds - 8.4%
Fidelity Cash Central Fund 1.58% (c)	18,825,235	18,829,000
Fidelity Series Government Money Market Fund 1.65% (b)(d)	1,821,010,877	1,821,010,877
Fidelity Series Short-Term Credit Fund (b)	44,801,055	451,594,631
TOTAL SHORT-TERM FUNDS
(Cost $2,287,282,359)		2,291,434,508
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,360,134,491)		27,266,566,910
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,876,007)
NET ASSETS - 100%		$27,254,690,903

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	243	March 2020	$39,257,865	$664,035	$664,035
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	468	March 2020	47,654,100	(447,625)	(447,625)
TOTAL FUTURES CONTRACTS					$216,410

The notional amount of futures purchased as a percentage of Net Assets is .01%

The notional amount of futures sold as a percentage of Net Assets is .02%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,082,059.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$673,266
Total	$673,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$348,985,894	$23,762,088	$102,949,854	$21,969,253	$(3,458,879)	$29,136,029	$295,475,278
Fidelity Series Blue Chip Growth Fund	678,440,644	64,855,269	244,787,935	62,911,979	49,224,345	(33,445,144)	514,287,179
Fidelity Series Canada Fund	162,535,812	25,869,539	23,977,587	4,124,449	330,987	15,649,204	180,407,955
Fidelity Series Commodity Strategy Fund	648,066,793	419,475,179	116,935,620	14,521,108	(27,972,093)	28,062,043	950,696,302
Fidelity Series Emerging Markets Debt Fund	191,013,165	8,685,720	29,502,424	8,100,902	(1,397,062)	1,543,210	170,342,609
Fidelity Series Emerging Markets Fund	190,493,230	58,550,588	21,292,415	5,180,994	(79,042)	1,159,943	228,832,304
Fidelity Series Emerging Markets Opportunities Fund	1,780,054,457	297,106,708	200,352,355	51,420,775	8,483,870	202,239,417	2,087,532,097
Fidelity Series Floating Rate High Income Fund	37,128,969	1,712,646	4,695,527	1,586,746	(246,221)	361,081	34,260,948
Fidelity Series Government Money Market Fund 1.65%	1,841,889,984	554,516,994	575,396,101	30,329,421	--	--	1,821,010,877
Fidelity Series Growth Company Fund	1,319,414,474	113,764,436	463,134,729	109,817,440	144,279,895	(75,047,053)	1,039,277,023
Fidelity Series High Income Fund	251,669,491	10,371,219	71,183,656	9,915,445	(385,449)	4,521,901	194,993,506
Fidelity Series Inflation-Protected Bond Index Fund	1,462,674,190	530,500,182	151,796,769	24,450,915	(869,327)	40,369,583	1,880,877,859
Fidelity Series International Credit Fund	18,420,811	1,172,877	--	1,172,877	--	233,575	19,943,326
Fidelity Series International Growth Fund	1,574,757,886	64,521,098	199,058,064	59,622,386	33,011,097	195,721,958	1,668,953,975
Fidelity Series International Small Cap Fund	371,427,916	15,986,226	77,079,232	14,818,902	9,338,431	28,993,932	348,667,273
Fidelity Series International Value Fund	1,499,633,233	185,771,369	210,062,970	62,550,215	(3,187,437)	104,044,873	1,576,199,068
Fidelity Series Intrinsic Opportunities Fund	1,617,546,617	80,746,433	490,023,981	70,910,860	(12,168,313)	74,929,339	1,271,030,095
Fidelity Series Investment Grade Bond Fund	6,517,070,943	926,812,278	723,484,397	155,996,823	(1,374,783)	225,638,544	6,944,662,585
Fidelity Series Large Cap Stock Fund	1,398,688,050	89,947,290	470,378,691	85,743,451	50,148,396	47,010,667	1,115,415,712
Fidelity Series Large Cap Value Index Fund	403,711,107	20,710,330	130,769,731	19,532,948	15,242,892	7,970,885	316,865,483
Fidelity Series Long-Term Treasury Bond Index Fund	1,420,887,415	136,033,556	936,468,644	69,788,170	79,199,061	(22,773,901)	676,877,487
Fidelity Series Opportunistic Insights Fund	713,668,349	50,476,066	222,732,535	48,339,942	73,082,307	(42,714,591)	571,779,596
Fidelity Series Overseas Fund	--	619,868,751	--	2,485,541	--	52,622,455	672,491,206
Fidelity Series Real Estate Income Fund	132,913,632	8,321,266	14,794,069	7,908,939	316,322	2,393,735	129,150,886
Fidelity Series Short-Term Credit Fund	464,921,807	83,449,667	101,924,973	9,544,699	293,999	4,854,131	451,594,631
Fidelity Series Small Cap Discovery Fund	190,664,833	11,023,850	61,410,095	10,461,377	6,412,845	1,257,431	147,948,864
Fidelity Series Small Cap Opportunities Fund	565,288,705	35,385,448	163,038,280	33,656,050	7,369,379	12,579,306	457,584,558
Fidelity Series Stock Selector Large Cap Value Fund	1,073,557,659	45,708,464	333,952,636	42,496,201	45,411,264	31,700,715	862,425,466
Fidelity Series Value Discovery Fund	764,752,346	27,523,367	238,776,852	24,115,920	45,382,733	13,190,109	612,071,703
	$27,640,278,412	$4,512,628,904	$6,379,960,122	$1,063,474,728	$516,389,217	$952,203,377	$27,241,655,851

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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